Corporate and administrative expenses (Details) - Schedule of corporate and administrative expenses - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Corporate and administrative expenses (Details) - Schedule of corporate and administrative expenses [Line Items]
Corporate and administrative expenses	$ 13,379	$ 16,530
Employee compensation [Member]
Corporate and administrative expenses (Details) - Schedule of corporate and administrative expenses [Line Items]
Corporate and administrative expenses	5,781	4,815
Stock-based Compensation [Member]
Corporate and administrative expenses (Details) - Schedule of corporate and administrative expenses [Line Items]
Corporate and administrative expenses	3,506	8,804
Professional fees [Member]
Corporate and administrative expenses (Details) - Schedule of corporate and administrative expenses [Line Items]
Corporate and administrative expenses	1,828	1,106
Other general and administrative [Member]
Corporate and administrative expenses (Details) - Schedule of corporate and administrative expenses [Line Items]
Corporate and administrative expenses	$ 2,264	$ 1,805